SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 65,090	$ 58,447
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	44,110	43,504
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 20,980	$ 14,943